Inventories - Summary of Inventories (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Classes of current inventories [abstract]
Consumables and spares	₨ 4,182	$ 45	₨ 2,233
Raw Material	3,572	38
Finished goods	5,553	59	1,875
Emission reduction certificates (recorded as government grants)	231	2	56
Total	₨ 13,538	$ 144	₨ 4,164